Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES
8.	LEASES

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the six months ended June 30,
	2025	2024
Operating leases cost	$202,730	$230,495
Total	$202,730	$230,495

Supplemental cash flows information related to leases was as follows:

	For the six months ended June 30,
	2025	2024
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$185,800	$280,738

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

As of June 30, 2025 and December 31,2024, the weighted average remaining lease term was 2.16 years and 2.65 years and, respectively, and the weighted average discount rate was 3.6% and 3.6% for the Group’s operating leases, respectively.

The following table summarizes the maturity of lease liabilities under operating leases as of June 30, 2025:

Lease Payments
For the remaining period of 2025	210,993
2026	421,986
2027	274,248
Total lease payments	907,227
Less: imputed interest	35,271
Total	871,956
Less: current portion	397,266
Non-current portion	$474,690